Asset Retirement Obligation Disclosure: Schedule of Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of Asset Retirement Obligations
	2017 $	2016 $
Opening balance	3,910	--
Addition / foreign exchange	275	3,910
Ending balance	4,185	3,910